General information and significant events of the year	3 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of Operations [Text Block]
1. General information and significant events of the period
1.1. General information
DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016 as a limited liability holding company in Malta (together with its subsidiaries as the “Group”). On April 14, 2021 the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group.
The Group processes payment transactions, enabling merchants generally located in developed economies (mainly United States, Europe and China) to receive payments (“pay-ins”) from customers in emerging markets and to facilitate payments (“pay-outs”) to customers in emerging markets. As of the date these Consolidated Condensed Interim Financial Statements were issued, the Group continued to focus on its geographic expansion, increasing the total number of in-network countries.
The Group processes local payments in emerging markets through its network of acquirers and payments processors. Through its partnership with financial institutions, the Group expatriates/repatriates funds to/from developed economies where the merchant customers elect settlement in their preferred currency (mainly U.S. Dollar and Euro). These Unaudited Consolidated Condensed Interim Financial Statements include dLocal’s subsidiaries.
The Group is licensed and regulated in the EU as an Electronic Money Issuer, or EMI, and Payment Institution, or PI, and registered as a Money Service Business with the Financial Crimes Enforcement Network of the U.S. Department of the Treasury, or FinCEN, and operates and may be licensed, where applicable, in many countries in emerging markets, primarily in the Americas, Asia and Africa. In December 2024, the Group achieved a significant advancement by obtaining a license in the United Kingdom as an Authorized Payment Institution (API), further enhancing its global regulatory framework.
In addition, the Group is subject to laws aimed at preventing money laundering, corruption, and the financing of terrorism. This regulatory landscape is constantly evolving, as evidenced by the implementation of the Fifth Anti-Money Laundering Directive (Directive (EU) 2018/843, “MLD5”) and the proposed amendments to the Fourth Anti-Money Laundering Directive (MLD4).
1.2. Significant events during the period
a)Class action lawsuits
On February 23 and February 28, 2023, respectively, the Company was named, along with several of its senior executives and/or directors, as defendants in certain putative class action lawsuits filed in the Supreme Court of the State of New York, New York County, asserting claims under Sections 11, 12, and 15 of the Securities Act of 1933, based in significant part on a short-seller report. These matters, Zappia et al. v. DLocal Limited et al., Index No. 151778/2023 (Sup. Ct. N.Y. Cty.), and Hunt et al. v. DLocal Limited et al., Index No. 651058/2023 (Sup. Ct. N.Y. Cty.), or the Zappia and Hunt Actions, allege, among other things, that the registration statement for the Company’s June 2021 initial public offering reflected certain material misstatements or omissions.
On March 3, 2023, plaintiffs in the two actions filed a stipulation and proposed order consolidating the cases and appointing putative lead counsel. The parties also agreed to a schedule for plaintiffs’ filing of an amended complaint and a subsequent briefing schedule for a motion to dismiss the amended complaint.
On May 12, 2023, plaintiffs in the Zappia and Hunt Actions jointly filed a consolidated amended complaint. On July 11, 2023, the Company filed a motion to dismiss the complaint. Plaintiffs filed their opposition brief on August 15, 2023, and the Company filed a reply in further support of its motion to dismiss on September 22, 2023. On February 29, 2024, the court presided over oral argument on the motion. On March 20, 2025, the court issued a decision and order granting the motion and dismissing the complaint as to all moving defendants, including dLocal. On April 18, 2025, the plaintiffs filed a notice of appeal of the decision and order granting the motion to dismiss. The plaintiffs had until October 18, 2025 to “perfect” their appeal by filing their opening appellate brief and the record on appeal. In an order dated June 9, 2025, the court dismissed the complaint in its entirety against the Individual Defendants for failure to effectuate service. On October 20, 2025, the plaintiffs filed their opening appellate brief as against the Company in the Supreme Court of the State of New York, Appellate Division, First Judicial Department. The Company’s response brief was filed on January 9, 2026, and Plaintiffs submitted a reply brief on February 13, 2026. The First Department heard oral argument on Plaintiffs’ appeal on March 25, 2026 and, on April 16, 2026, issued a unanimous Decision and Order affirming the lower court’s dismissal Order in full. The deadline for Plaintiffs to file any motion for leave to reargue and/or for permission to appeal to the New York Court of Appeals passed on May 18, 2026 with no filings.
The Company has also been named, along with several of its senior executives and/or directors, in a putative class action lawsuit filed in the U.S. District Court for the Eastern District of New York, asserting claims under Sections 11 and 15 of the Securities Act and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as well as Rule 10b-5 promulgated thereunder. This lawsuit, captioned Laurenzi v. dLocal Ltd., et al., 1:23-cv-07501 (E.D.N.Y.) (Laurenzi Action), was initiated on October 6, 2023. On January 4, 2024, the Court appointed a Lead Plaintiff. On March 18, 2024, Lead Plaintiff filed an amended class action complaint. The amended complaint alleges misstatements and omissions in the registration statement for the Company’s June 2021 initial public offering and in various public filings and press releases during the period of June 2, 2021, through June 5, 2023. Pursuant to a schedule agreed upon with Lead Plaintiff’s counsel, the Company filed on April 30, 2024, a letter, as required by court rules, requesting a pre-motion conference regarding an anticipated motion to dismiss the Laurenzi Action in full. Lead Plaintiff responded to that letter on May 14, 2024. On June 10, 2024, the court held the requested preliminary conference and set a schedule for briefing on the Company’s motion to dismiss. The Company served its opening brief on August 9, 2024, Lead Plaintiff served an opposition on October 11, 2024, and the Company served its reply on November 8, 2024. The court has not yet indicated whether it will hear oral argument on the Company’s motion, and no other proceedings are currently ongoing or scheduled. On July 9, 2025, the court issued an order holding the motion “in abeyance” until six months after the issuance of letters rogatory addressed to certain individual defendants. On August 20, 2025, the court formally issued letters rogatory addressed to such individual defendants. On February 10, 2026, the court granted at Lead Plaintiff’s request an extension of time until April 15, 2026 to effectuate international service of process on such individual defendants. Those individual defendants received international service of process in approximately early March 2026 and, on March 31, 2026, filed a notice of joinder in dLocal’s motion to dismiss.
Due to the preliminary posture of the above-described lawsuit as of the date of issuance of these Unaudited Consolidated Condensed Interim Financial Statements, the Company’s management and its legal advisors are unable to evaluate the likelihood of an adverse outcome or estimate a range of potential losses and no provision for contingencies has been recorded for the aforementioned matter. DLocal Limited intends to defend itself vigorously in this action. As of the date of issuance of the Company’s Unaudited Consolidated Condensed Interim Financial Statements there were no further updates in this regard.
b)Dividends
On May 13, 2026, the Company’s Board of Directors authorized and declared a cash dividend of an aggregate of US$57,211,274, equivalent to approximately US$0.1939 per share (subject to adjustment according to the number of shares outstanding as of the record date), to shareholders of record as of the close of the business day on May 27, 2026, paid on June 10, 2026.